RELATED PARTIES (Schedule of aggregate amounts paid to Executive Offices) (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Izzy Sheratzky [Member]
Payment to related party for services	$ 2,136	$ 2,859	$ 3,202
Eyal Sheratzky [Member]
Payment to related party for services	1,707	2,224	2,337
Nir Sheratzky [Member]
Payment to related party for services	1,707	2,208	2,312
Gil Sheratzky [Member]
Payment to related party for services	$ 1,051	$ 1,039	$ 1,379